Non-controlling Interests - Cash Flows (Details) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Consolidated subsidiaries information
Cash flows from operating activities	$ 32,554,116	$ 15,201,398	$ 12,467,575
Cash flows used in investing activities	(9,009,673)	(15,758,389)	42,704,932
Cash flows used in financing activities	(9,388,995)	(17,753,012)	(29,769,386)
Net increase (decrease) in cash and cash equivalents	14,303,737	(18,544,640)	$ 25,302,777
Empresas Cablevision
Consolidated subsidiaries information
Cash flows from operating activities	5,037,835	3,205,302
Cash flows used in investing activities	(1,696,109)	(2,824,154)
Cash flows used in financing activities	(1,575,575)	(543,845)
Net increase (decrease) in cash and cash equivalents	$ 1,766,151	(162,697)
Sky
Consolidated subsidiaries information
Cash flows from operating activities		4,963,930
Cash flows used in investing activities		(2,589,738)
Cash flows used in financing activities		(2,104,214)
Net increase (decrease) in cash and cash equivalents		$ 269,978